SIGNIFICANT ACCOUNTING POLICIES - Depreciation using straight-line method over the estimated useful lives (Details)	12 Months Ended
Dec. 31, 2019
Buildings [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	33 years
Installations [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Furniture and fixtures [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Vehicles and equipment [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Computer hardware [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4 years